SCHEDULE OF OPERATING LEASES (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Lease
Right-of-use asset	$ 277,201	$ 151,642
Lease liability - current	56,749	63,817
Lease liability - non-current	220,452	87,825
Total lease liability	$ 277,201	$ 151,642